NOTE 5 - PROPERTY AND EQUIPMENT - Schedule of Property Pant and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 86,140		$ 95,705	$ 77,627	$ 78,320
Property, Plant and Equipment, Additions			18,630	1,804
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations	178,182	$ 2,227	35,284	(14,127)
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	31,305		26,085	12,854	2,426
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	7,826		13,322	9,746
Temporary Equity, Foreign Currency Translation Adjustments	2,606		91	682
Property, Plant and Equipment, Net	54,835		69,620	64,773	75,894
[custom:EffectOfCurrencyTranslation]			552	2,737
Property, Plant and Equipment, Disposals				5,234
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	57,223		63,576	64,033	61,631
Property, Plant and Equipment, Additions
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations	6,353
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	15,729		14,092	7,380	547
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	3,044		6,764	6,312
Temporary Equity, Foreign Currency Translation Adjustments	1,407		52	521
Property, Plant and Equipment, Net	41,494		49,484	56,653	61,084
[custom:EffectOfCurrencyTranslation]			457	2,402
Property, Plant and Equipment, Disposals
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	28,351		31,500	12,962	16,312
Property, Plant and Equipment, Additions			18,630	1,563
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations	3,149
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	15,265		11,710	5,316	1,849
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	4,725		6,432	3,307
Temporary Equity, Foreign Currency Translation Adjustments	1,170		38	160
Property, Plant and Equipment, Net	13,086		19,790	7,646	14,463
[custom:EffectOfCurrencyTranslation]			92	321
Property, Plant and Equipment, Disposals				5,234
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	566		629	632	377
Property, Plant and Equipment, Additions				241
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations	63
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	311		283	158	30
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	57		126	127
Temporary Equity, Foreign Currency Translation Adjustments	29		1	1
Property, Plant and Equipment, Net	255		346	474	$ 347
[custom:EffectOfCurrencyTranslation]			3	14
Property, Plant and Equipment, Disposals
Total [Member]
Property, Plant and Equipment [Line Items]
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations	$ 9,565
Automobiles Quarterly [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net			$ 49,484	$ 56,653